OPERATING SEGMENT - Capital expenditure reconciliation (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Capital expenditures	Rp (30,321)	Rp (29,279)	Rp (36,485)
Operating Segments
Disclosure of operating segments [line items]
Total segment capital expenditure	(30,275)	(29,067)	(36,086)
Capital expenditure from other non-operating segments	(66)	(369)	(499)
Capital expenditures	(30,275)	(29,067)	(36,086)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
IFRS reconciliation	20	157	Rp 100
Capital expenditures	Rp (46)	Rp (212)